Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 340,900	¥ 331,000
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses (non-recurring losses)	24,500	12,000
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(19,100)	(20,800)
Gains on reversal of reserves for possible losses on loans, and others	7,900	50,600
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	55,400	110,100
Net extraordinary gains(losses)	(5,000)	6,700
Others	(13,100)	(16,000)
Income before income tax expense under Japanese GAAP	391,500	473,600
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	105,000	(75,400)
Investments	(163,900)	92,100
Loans	0	(4,200)
Allowances for loan losses and off-balance-sheet instruments	500	(10,500)
Premises and equipment	(51,500)	(77,300)
Land revaluation	500	1,500
Business combinations	4,100	7,500
Pension liabilities	(27,300)	(19,800)
Consolidation of variable interest entities	40,300	43,900
Foreign currency translation	14,300	(8,500)
Others	(3,000)	(5,300)
Income before income tax expense under U.S. GAAP	¥ 310,456	¥ 417,650